Investment Securities - Schedule of Unrealized Loss on Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Less than 12 Months	$ 506,280	$ 261,855
12 Months or Longer	449,569	536,586
Total	955,849	798,441
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	5,998	2,856
12 Months or Longer	19,917	7,553
Total	25,915	10,409
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	124,616	33,975
12 Months or Longer	77,654	45,498
Total	202,270	79,473
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	1,933	232
12 Months or Longer	1,742	519
Total	3,675	751
Obligations of U.S. Treasury and other U.S. Government sponsored entities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Less than 12 Months		24,931
12 Months or Longer		217,789
Total		242,720
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months		70
12 Months or Longer		2,210
Total		2,280
U.S. Government sponsored entity asset-backed securities
Debt Securities, Available-for-sale, Unrealized Loss Position [Abstract]
Less than 12 Months	506,280	236,924
12 Months or Longer	449,569	318,797
Total	955,849	555,721
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	5,998	2,786
12 Months or Longer	19,917	5,343
Total	25,915	8,129
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	32,656	7,331
12 Months or Longer	6,931
Total	39,587	7,331
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	838	38
12 Months or Longer	165
Total	1,003	38
Obligations of States and Political Subdivisions
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months	91,960	26,644
12 Months or Longer	70,723	45,498
Total	162,683	72,142
Held-to-maturity Securities, Continuous Unrealized Loss Position, Unrealized Losses [Abstract]
Less than 12 Months	1,095	194
12 Months or Longer	1,577	519
Total	$ 2,672	$ 713